COMMITMENTS AND CONTINGENT LIABILITIES (Future Minimum Lease Commitments) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Rental of premises
Operating Leases Future Minimum Payments [Line Items]
2022	$ 2,486
2023	1,844
2024	826
2025	770
Total	5,926
Lease of motor vehicles
Operating Leases Future Minimum Payments [Line Items]
2022	8
2023	0
2024	0
2025	0
Total	$ 8